EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the forms of prospectus and statement of additional information dated December 15, 2015 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 182 (“Amendment No. 182”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 182 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-15-001533) on December 14, 2015.

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

EATON VANCE GROWTH TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: December 21, 2015